Property and Equipment (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment
Lab Equipment	$ 861,914	$ 728,620	$ 725,348
Manufacturing Equipment	25,000	25,000	0
Automobiles	19,527	19,527	0
Furniture and Fixtures	36,165	31,201	20,192
Subtotal	942,606	804,348	745,540
Less: Accumulated Depreciation	(643,040)	(606,238)	(564,795)
Total	$ 299,566	$ 198,110	$ 180,745